Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of intangible assets [Abstract]
AGM domain names	$ 14,800	$ 14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(5,797)	(4,687)
Total intangible assets, net	$ 9,003	$ 10,113